Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2012
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS

	March 31, 2012	March 31, 2011
	US$	US$
Cash on hand and at banks	27,680,158	7,734,976
Money market funds	12,112,575	11,470,208

Total cash and cash equivalents	39,792,733	19,205,184

The cash on hand and at banks in our PRC subsidiaries are denominated in Renminbi (“RMB”), United States dollars (“US$”) and Hong Kong dollars (“HK$”) with the total amount equivalent to RMB53,638,273 (equivalent to US$8,511,175) and RMB27,310,779 (equivalent to US$4,166,595) as of March 31, 2012 and 2011, respectively. Of these amounts, RMB53,219,866 (equivalent to US$8,444,783) and RMB 13,612,533 (equivalent to US$2,076,762) are originally denominated in RMB as of March 31, 2012 and 2011, respectively. RMB is not freely convertible into other currencies; however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business. Other than RMB, the cash on hand and at banks of the Company in Hong Kong and the United States are denominated in HK$ and US$.